TAXATION	12 Months Ended
Dec. 31, 2021
TAXATION
TAXATION

20.   TAXATION

Enterprise income tax:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, subsidiaries in British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

United States

US Proton is incorporated in the State of Delaware, U.S.A. in 2011. The entity is subject to U.S. Federal and state Income Tax (graduated income tax rate were 21%in 2019, 2020 and 2021 on its taxable income under the current laws of the United States of America. The company’s activities are located solely in the state of Texas, as such it is subject to Texas Franchise Tax. The amount of current income tax for federal and state for US Proton was -1,358, 1,672 and 362 (USD$57) for the years ended December 31, 2019, 2020, and 2021.

Singapore

China Medstar is incorporated in Singapore and does not conduct any substantive operations of its own. CHS, incorporated in Singapore, was acquired in April 2015 and was in a loss position since its establishment. No provision for Singapore profits tax has been made in the consolidated financial statements as the companies have no assessable profits for the years ended December 31, 2019, 2020 and 2021. In addition, upon payments of dividends by China Medstar and CHS to its shareholder, no Singapore withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong do not conduct any substantive operations of their own.

No provision for Hong Kong profits tax has been made in the consolidated financial statements as the Group has no assessable profits for the year presented. In addition, upon payment of dividends by these companies to their shareholders, no Hong Kong withholding tax will be imposed.

China

The applicable rate for China entities is subject to the PRC EIT at the rate of 25% for the period since 2012.

Dividends paid by PRC subsidiaries of the Group out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax would be 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate and the foreign investor is qualified as a beneficial owner under the relevant tax treaty.

In general, for circumstances not being tax evasion, the PRC tax authorities will conduct examinations of the PRC entities’ tax filings of up to five years. Accordingly, the PRC entities’ tax years from 2016 to 2021 remain subject to examination by the tax authorities.

Loss before income taxes consists of:

	For the Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Non – PRC	(127,243)	(142,750)	5,451	855
PRC	(263,835)	(298,903)	(534,688)	(83,905)
	(391,078)	(441,653)	(529,237)	(83,050)

The current and deferred components of the income tax expense (benefit) appearing in the consolidated statements of comprehensive loss are as follows:

	For the Year Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current tax expense (benefit)	(16,570)	(24,047)	4,115	646
Deferred tax benefit	(22,416)	(13,577)	(10,680)	(1,676)
	(38,986)	(37,624)	(6,565)	(1,030)

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT is as follows:

	For the Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Loss before income taxes	(391,078)	(441,653)	(529,237)	(83,050)
Income tax computed at the tax rate of 25%	(97,770)	(110,413)	(132,309)	(20,762)
Effect of different tax rates in different jurisdictions	19,393	10,715	2,798	439
Non-deductible expenses	8,472	74,225	(10,502)	(1,647)
Non-taxable income	(234)	(78,447)	9,183	1,441
Statutory income (expense)	3,216	(2,544)	3,994	627
Interest and penalty	(6,811)	(465)	(12,918)	(2,027)
Unrecognized tax positions	—	—	—	—
Deferred tax expense	32,358	(2,314)	(13,953)	(2,190)
Changes of valuation allowance	41,868	71,545	142,806	22,409
Withholding tax	(39,478)	74	4,336	680
Effect of tax rate change	—	—	—	—
	(38,986)	(37,624)	(6,565)	(1,030)

Deferred Tax

The components of deferred taxes are as follows:

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Deferred tax asset
Net operating loss*	105,783	216,902	34,037
Foreign exchange loss	3,232	7,679	1,205
Depreciation and amortization	9,954	10,479	1,644
Property, plant and equipment impairment	7,867	6,997	1,098
Deposits for non-current assets	18,475	18,475	2,899
Allowance for net investment in financing lease	4,856	5,137	806
Allowance for doubtful accounts	12,264	14,013	2,199
Lease liabilities	59,557	56,673	8,893
Other long-term assets	78,550	92,261	14,478
Equity investment	8,414	7,574	1,189
Others	2,686	7,971	1,252
Total deferred tax assets	311,638	444,161	69,700
less: Valuation allowance**	(257,579)	(396,919)	(62,285)
Net deferred tax assets	54,059	47,242	7,415

Deferred tax liabilities
Equity investment	—	(287)	(45)
Property, plant and equipment	(1,665)	(1,428)	(224)
Disposal of Beijing Century Friendship	(3,126)	(3,126)	(491)
Intangible assets	(130,074)	(156,189)	(24,509)
Right-of-use assets	(53,354)	(48,259)	(7,573)
Capitalized interest	(19,179)	(19,179)	(3,010)
Others	—	(3,198)	(503)

Total deferred tax liabilities	(207,398)	(231,666)	(36,355)

Deferred tax assets, net	—	—	—

Deferred tax liabilities, net	(153,339)	(184,424)	(28,940)

*     As of December 31, 2021, the Group had net operating losses from several of its PRC and oversea entities of RMB529,237 (US$83,050), which can be carried forward to offset future taxable profit. As per filed tax returns, the net operating loss from PRC entities will expire between 2022 to 2026. For the net operating loss from overseas entities, there is no limitation of expiration according to the statute of Hong Kong and US.

**   The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

The movement of valuation allowance is as follows:

	For the Year Ended December 31,
	2020	2021	2021
	RMB	RMB	US$
Balance at the beginning of year	(260,850)	(257,579)	(40,420)
Change of valuation allowance in the current year	3,271	(139,340)	(21,865)
Balance at the end of year	(257,579)	(396,919)	(62,285)

Unrecognized Tax Benefits

The reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest is as follows:

	For the Years Ended December 31,
	2020	2021	2021
	RMB	RMB	US$
Balance at the beginning of year	98,984	65,093	10,215
Changes based on tax positions related to the current year	(6,446)	19,766	3,102
Additions related to prior year tax position	2,171	8,692	1,364
Decreases related to prior year tax position	(20,304)	(7,580)	(1,189)
Decreases relating to expiration of applicable statute of limitation	(7,213)	(3,322)	(521)
Foreign currency translation	(2,099)	(748)	(117)
Balance at the end of year	65,093	81,901	12,854

As of December 31, 2020, and 2021, the Group had unrecognized tax benefit of RMB 65,093 and RMB81,901 (US$ 12,854), respectively, among which, RMB20,975 and RMB24,213 (US$3,800) were presented on a net basis against the deferred tax assets related to tax losses carry forwards on the consolidated balance sheets. At December 31, 2020 and 2021, there were RMB29,030 and RMB48,226 (US$7,568) of unrecognized tax benefits that if recognized would affect the annual effective tax rate.

The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. However, an estimate of the range of the possible change cannot be made at this time.

The Group recognized a decrease amounting to RMB6,802, a decrease amounting to RMB465 and a decrease amounting to RMB12,918 (US$2,027) in interest and penalties during the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2020, and 2021, the Group recognized of interest and penalties of RMB30,610 and RMB17,660 (US$2,771), respectively. Uncertain tax benefits were recorded as other long-term liabilities.

Value-added taxes (“VAT”)

Revenue earned from the provision of leasing and technical services was subject to 5% business tax prior to the pilot of VAT reform (e.g. Shanghai starts the VAT pilot on January 1, 2012). The final stage of VAT reform has come into effect on 1 May 2016, the pilot program of the collection of VAT in lieu of business tax has been promoted nationwide in a comprehensive manner.

Under the current VAT regulation, for the contracts signed prior to the pilot of VAT reform or the movable property acquired prior to the pilot of VAT reform for operating leasing, the relevant rental income from leasing arrangement of movable property could adopt the simple tax calculation method and be subject to 3% VAT levy rate. Other than the above, if the contracts signed after the pilot of VAT reform, the rental income derived from movable property leasing arrangement is subject to VAT at 17%. After a new VAT reform came into effect on 1 April 2019, the rental income derived from movable property leasing arrangement is subject to VAT at 13%. The technical service income is subject to VAT at 6%.